Cover Page	May 12, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 12, 2021
Entity Registrant Name	AMERICAN CAMPUS COMMUNITIES, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32265
Entity Tax Identification Number	76-0753089
Entity Address, Address Line One	12700 Hill Country Blvd.
Entity Address, Address Line Two	Suite T-200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	512
Local Phone Number	732-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	ACC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001283630
Amendment Flag	false
AMERICAN CAMPUS COMMUNITIES OPERATING PARTNERSHIP, L.P.
Entity Information [Line Items]
Entity Registrant Name	AMERICAN CAMPUS COMMUNITIES OPERATING PARTNERSHIP LP
Entity Incorporation, State or Country Code	MD
Entity File Number	333-181102-01
Entity Tax Identification Number	56-2473181
Entity Central Index Key	0001357369
Amendment Flag	false